Net Loss per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss per Share
Note 8:	Net Loss per Share
Basic net loss per share is calculated by dividing net loss attributable to Class A ordinary shareholders by the weighted-average shares of Class A ordinary shares outstanding without the consideration for potential dilutive securities. Diluted net loss per share represents basic net loss per share adjusted to include the effects of all potentially dilutive shares. Diluted net loss per share is the same as basic loss per share for all periods as the inclusion of potentially issuable shares would be antidilutive.
The Company analyzed the calculation of net loss per share for periods prior to the Business Combination on July 11, 2022 and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements, as the capital structure completely changed as a result of the Business Combination. Therefore, net loss per share information has not been presented for periods prior to the Business Combination. The basic and diluted net loss per share attributable to Class A ordinary shareholders for the year ended December 31, 2022, as presented on the consolidated statements of operations, represents only the period after the Business Combination to December 31, 2022.
The following table sets forth the computation of basic and diluted net loss per share for the period from July 11, 2022 through December 31, 2022 (in thousands, except share and per share amounts):

Numerator
Net loss for the period from July 11, 2022 through December 31, 2022	$(54,503)
Less: Net loss attributable to noncontrolling interests for the period from July 11, 2022 through December 31, 2022	(40,103)

Net loss available to Class A ordinary shareholders of ProKidney Corp. for the period from July 11, 2022 through December 31, 2022, basic and diluted	$(14,400)

Denominator
Weighted average Class A ordinary shares or ProKidney Corp. outstanding, basic and diluted	61,540,231

Net loss per Class A Unit

Net loss per Class A ordinary share of ProKidney Corp., basic and diluted	$(0.23)

Antidilutive securities
ProKidney Corp. Class B ordinary shares	171,578,320
Unvested Restricted Stock Rights	8,369,796
Earnout Rights	17,500,000
Legacy SCS Restricted Share Units	50,000
Stock options granted under the 2022 Equity Incentive Plan	9,504,715